Expenses by nature - Summary of total expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expenses by nature
Personnel costs	€ 152,470	€ 168,096	€ 184,254
Raw materials, consumables and finished goods used	96,916	125,923	140,273
Changes in inventories of finished goods and work in progress	11,053	3,008	(13,337)
Freight and selling expenses	44,408	50,887	40,962
Depreciation and amortization	46,542	46,946	45,810
Professional service fees	33,773	41,406	43,614
Advertising and marketing expenses	25,187	36,248	32,162
Lease expenses	25,818	27,631	22,614
Studies and research expenses	5,238	6,345	11,916
Office expenses	4,564	6,289	5,916
Travel expenses	3,689	4,680	4,345
Net foreign exchange (gains) / losses	(7,709)	4,610	339
Taxes and surcharges	3,878	2,637	2,946
Impairment of goodwill (Note 15)	31,208
Provisions and impairment losses (exclude goodwill)	3,727	79	16,729
Fair value changes on warrants	(2,818)	(4,961)	1,132
Other	17,305	24,911	24,904
Total expenses	€ 495,249	€ 544,735	€ 564,579